Inventories, net	12 Months Ended
Dec. 31, 2018
Inventories, net
Inventories, net

10.Inventories, net

Inventories, net consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Products	41,840,945	44,678,983
Packing materials and others	358,207	219,961
Inventories	42,199,152	44,898,944
Inventory valuation allowance	(498,773)	(868,860)
Inventories, net	41,700,379	44,030,084